Fair value of assets and liabilities	6 Months Ended
Jun. 30, 2024
Fair value of assets and liabilities [abstract]
Fair value of assets and liabilities
20 Fair value of assets and liabilities
Valuation Methods
The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.
Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
The first half of 2024 was characterized by less elevated levels of volatility compared to 2023. After the steep increase of interest rates worldwide over the last years, the markets saw interest rates cuts. Though currently not having a major direct influence on the global markets, the geopolitical risks stemming from the ongoing Russia-Ukraine and Israel-Gaza conflicts are still hanging over the markets, while the US elections and the uncertainty around its consequences are also closely followed.
Financial assets and liabilities, including Level 3, are valued using agreed methodologies, targeting the most appropriate estimate of fair value.
A comprehensive description of ING’s valuation methods and framework is reported in Note 35 ‘Fair value of assets and liabilities’ of the 2023 Form 20-F. This chapter of the Condensed consolidated interim financial statement should be read in conjunction with the 2023 Form 20-F.
Valuation Control framework
The valuation control framework covers the product approval process (PARP), pricing, market data assessment and independent price verification (IPV), valuation adjustments, model use, fair value hierarchy and day one profit or loss. Valuation processes are governed by various governance bodies, including Local Parameter Committees, Global Valuation and Impairment Committee, Market Data Committee and Valuation Model Committee. All relevant committees meet on a regular basis (monthly/quarterly), where agenda covers the aforementioned valuation controls.
The Global Valuation and Impairment Committee is responsible for the oversight and the approval of the outcome of impairments (other than loan loss provisions) and valuation processes. It oversees the quality and coherence of valuation methodologies and performance. The Valuation Model Committee is responsible for the approval of all valuation models used for the Fair valuation (IFRS) and Prudent Valuation (CRR) of positions measured at fair value. The Local Parameter Committee discusses the valuation results and monitors the performance of the valuation activities carried out on local or regional level. The Global
Financial Markets Parameter Committee reviews the consolidated valuation outcome and resulting P&L for Financial Market products, targeting a globally consistent treatment across Financial Market. The Market Data Committee is responsible for the approval of the market data used in valuation.
Valuation Adjustments
Valuation adjustments are an integral part of the fair value. They are the adjustments to the output from a valuation technique in order to appropriately determine a fair value in accordance with IFRS 13. ING considers various fair value adjustments including Bid-Offer adjustments, Model Risk adjustments, Bilateral Valuation Adjustments (BVA, consisting of Credit Valuation Adjustments or CVA, and Debit Valuation Adjustments or DVA), Collateral Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA).
For financial instruments where the fair value at initial recognition is based on one or more significant unobservable inputs, a difference between the transaction price and the fair value resulting from the internal valuation process can occur. Such difference is referred to as Day One Profit or Day One Loss (hereafter: DOP). ING defers material Day One Profit or Loss of instruments with significant unobservable valuation inputs, which are the financial instruments classified as Level 3 and financial instruments with material unobservable inputs into CVA which are not necessarily classified as Level 3. The DOP is amortised over the life of the instrument, or until the significant unobservable inputs become observable, or until the significant unobservable inputs become non-significant. Both the impact on the profit and loss in 2024 and the DOP reserve is disclosed in the below table.
The following table presents the models reserves for financial assets and liabilities.

Valuation adjustment reserves on financial assets and liabilities
in EUR million	30 June 2024	31 December 2023
Deferred Day One Profit or Loss	-105	-90
Own credit adjustments	18	34
Bid/Offer	-135	-154
Model Risk	-27	-26
CVA	-116	-131
DVA	54	55
CollVA	-3	-4
FVA	-52	-68
Total Valuation Adjustments	-366	-385

Financial instruments at fair value
The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	23,125	15,438	4	3	127	150	23,256	15,590
- Debt securities	5,913	4,825	6,427	4,081	2,524	3,364	14,864	12,270
- Derivatives	6	39	26,257	27,134	408	535	26,671	27,708
- Loans and receivables	0	0	79,506	63,316	5,281	4,131	84,787	67,446
	29,044	20,302	112,194	94,533	8,341	8,179	149,579	123,015
Financial assets at fair value through other comprehensive income
- Equity securities	2,110	1,622	0	0	254	263	2,364	1,885
- Debt securities	40,891	35,848	1,746	2,433	10	0	42,647	38,281
- Loans and receivables	0	0	855	275	476	676	1,331	951
	43,001	37,470	2,602	2,707	740	938	46,343	41,116
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,380	1,088	7,965	7,635	14	47	9,359	8,770
– Deposits	0	0	66,976	57,063	1	13	66,978	57,076
– Trading securities	2,629	3,604	18	41	0	0	2,648	3,645
– Derivatives	49	41	23,067	24,437	548	670	23,664	25,148
	4,058	4,733	98,026	89,175	564	729	102,649	94,638
The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments:
Equity securities
Instrument description: Equity securities include stocks and shares, corporate investments and private equity investments.
Valuation: If available, the fair values of publicly traded equity securities and private equity securities are based on quoted market prices. In absence of active markets, fair values are estimated by analysing the investee’s financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples. Additionally, reference is made to valuations of peer entities where quoted prices in active markets are available. For equity securities best market practice will be applied using the most relevant valuation method. All non-listed equity investments, including investments in private equity funds, are subject to a standard review framework which ensures that valuations reflect the fair values.
Fair value hierarchy: The majority of equity securities are publicly traded and quoted prices are readily and regularly available. Hence, these securities are classified as Level 1. Equity securities which are not traded in active markets mainly include corporate investments, fund investments and other equity securities and are classified as Level 3.
Debt securities
Instrument description: Debt securities include government bonds, financial institutions bonds and Asset-backed securities (ABS).
Valuation: Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which includes consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Fair value hierarchy: Government bonds and financial institutions bonds are generally traded in active markets. Where quoted prices are readily and regularly available, they are classified as Level 1. The remaining positions are classified as Level 2 or Level 3 depending on the trading activity and observability of prices. Asset backed securities for which no active market is available and a wide discrepancy in quoted prices exists, are classified as Level 3.
Derivatives
Instrument description: Derivatives contracts can either be exchange-traded or over the counter (OTC). Derivatives include interest rate derivatives, FX derivatives, Credit derivatives, Equity derivatives and commodity derivatives.
Valuation: The fair value of exchange-traded derivatives is determined using quoted market prices in an active market and are classified as Level 1 of the fair value hierarchy. For instruments that are not actively traded, fair values are estimated based on valuation techniques. OTC derivatives and derivatives trading in an inactive market are valued using valuation techniques. The valuation techniques and inputs depend on the type of derivatives and the nature of the underlying instruments. The principal techniques used to value these instruments are based on (amongst others) discounted cash flows, option pricing models and Monte Carlo simulations. These valuation models calculate the present value of expected future cash flows, based on ‘no-arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation models are determined from observable market data where possible. Certain inputs may not be observable in the market, but can be determined from observable prices via valuation model calibration procedures. These inputs include prices available from exchanges, dealers, brokers or providers of pricing, yield curves, credit spreads, default rates, recovery rates, dividend rates, volatility of underlying interest rates, equity prices, and foreign currency exchange rates and reference is made to quoted prices, recently executed trades, independent market quotes and consensus data, where available.
For uncollateralised OTC derivatives, ING applies Credit Valuation Adjustment to correctly reflect the counterparty credit risk in the valuation and Debit Valuation Adjustments to reflect the credit risk of ING for its counterparty. In addition, for these derivatives ING applies Funding Valuation Adjustment. See sections CVA/DVA and FVA in section Valuation Adjustments for more details regarding the calculation.
Fair value hierarchy: The majority of the derivatives are priced using observable inputs and are classified as Level 2. Derivatives for which the input cannot be implied from observable market data are classified as Level 3.
Loans and receivables
Instrument description: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables carried at fair value includes trading loans, being securities lending and similar agreement comparable to collateralised lending, syndicated loans, loans expected to be sold and receivables with regards to reverse repurchase transactions.
Valuation: The fair value of loans and receivables is generally estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour.
Fair value hierarchy: Loans and receivables are predominantly classified as Level 2. Loans and receivables for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available, are classified as Level 3.
Financial liabilities at fair value through profit and loss
Instrument description: Financial liabilities at fair value through profit and loss include debt securities, debt instruments, primarily comprised of structured notes, which are held at fair value under the fair value option. Besides that, it includes derivative contracts and repurchase agreements.
Valuation: The fair values of securities in the trading portfolio and other liabilities at fair value through profit or loss are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads that apply to similar instruments.
Fair value hierarchy: The majority of the derivatives and debt instruments are classified as Level 2. Derivatives and debt instruments for which the input cannot be derived from observable market data are classified as Level 3.
Transfers between Level 1 and 2
As a consequence of change in observable inputs, ING recorded an EUR 0.4 billion transfer from Level 2 to Level 1 in debt securities measured at fair value through other comprehensive income. No significant transfers from Level 1 to Level 2 were recorded in the reporting period 2024.
Level 3: Valuation techniques and inputs used
Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as (ii) quoted prices which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.
Of the total amount of financial assets classified as Level 3 as at 30 June 2024 of EUR 9.1 billion (31 December 2023: EUR 9.1 billion), an amount of EUR 7.2 billion (79.1%) (31 December 2023: EUR 7.0 billion, being 76.7%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial assets includes EUR 0.3 billion (31 December 2023: EUR 0.3 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.
The remaining EUR 1.6 billion (31 December 2023: EUR 1.8 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporates certain inputs that are unobservable.
Of the total amount of financial liabilities classified as Level 3 as at 30 June 2024 of EUR 0.6 billion (31 December 2023: EUR 0.7 billion), an amount of EUR 0.23 billion (41.0%) (31 December 2023: EUR 0.36 billion, being 50.0%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial liabilities includes EUR 0.3 billion (31 December 2023: EUR 0.3 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.
The remaining EUR 0.1 billion (31 December 2023: EUR 0.1 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.
The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
In EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023			30 June 2024	31 December 2023	30 June 2024	31 December 2023
At fair value through profit or loss
Debt securities	2,524	3,364		0	Price based	Price (%)	0%	0%	122%	122%
						Price per share	n.a	97	n.a	236
					Present value techniques	Credit spread (bps)	100	94	100	94
Equity securities	127	150			Price based	Price (price per share)	0	0	5,475	5,457
Loans and advances	1,838	2,298		13	Price based	Price (%)	0%	0%	106%	117%
					Present value techniques	Credit spread (bps)	n.a	1	n.a.	12
						Prepayment rate (%)	2%	n.a	2%	n.a
						Interest rate (%)	5%	n.a	5%	n.a
					Loan pricing model	Price (%)	99%	n.a	99%	n.a
(Reverse) repo's	3,441	1,832			Present value techniques	Interest rate (%)	n.a	n.a	n.a	n.a
Structured notes	2		14	47	Price based	Price (%)	92%	88%	104%	96%
					Option pricing model	Equity volatility (%)	n.a	9%	n.a	23%
						Equity/Equity correlation	n.a	0.8	n.a	0.9
						Equity/FX correlation	n.a	-0.2	n.a	0.6
						Dividend yield (%)	n.a	0%	n.a	4%
					Present value techniques	Credit spreads (bps)	100	100	100	101
Derivatives
– Rates	292	283	300	301	Option pricing model	Interest rate volatility (bps)	n.a.	1	n.a	3
					Present value techniques	Reset spread (%)	2%	n.a.	2%	n.a.
						Prepayment rate (%)	0%	0%	0%	0%
– FX	4	2	3	3	Option pricing model	Implied volatility (%)	4%	3%	9%	18%
– Credit	87	216	220	343	Present value techniques	Credit spread (bps)	0	3	179	149
					Price based	Price (%)	0%	0%	100%	100%
– Equity	12	20	22	17	Option pricing model	Equity volatility (%)	13%	12%	76%	75%
						Equity/Equity correlation	0.0	0.2	1.0	1.0
						Equity/FX correlation	-0.1	-0.5	0.6	1.0
						Dividend yield (%)	0%	0%	20%	14%
					Price based	Price (%)	0%	0%	21%	21%
– Other	13	14	4	7	Option pricing model	Commodity volatility (%)	13%	11%	74%	94%
					Present value techniques	Price (%)	68%	n.a.	68%	n.a.
At fair value through other comprehensive income
– Loans and advances	476	676			Present value techniques	Prepayment rate (%)	5%	n.a.	5%	n.a.
					Price based	Price (%)	93%	85%	100%	96%
– Equity	254	263			Present value techniques	Credit spread (bps)	5.8	5.2	5.8	5.2
						Interest rate (%)	4%	4%	4%	4%
						Payout ratio	70%	n.a.	90%	n.a.
					Price based	Price (%)	122%	122%	122%	122%
– Debt securities	10
Total	9,081	9,118	564	729
Level 3: Changes during the period

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Opening balance as at 1 January	848	873	286	421	3,499	1,849	3,547	3,492	938	891	9,118	7,526
Realised gain/loss recognised in the statement of profit or loss during the period [1]	-188	235	13	-142	248	-33	5	-383	0	0	77	-322
Revaluation recognised in other comprehensive income during the period [2]	0	0	0	0	0	0	0	0	-12	-6	-12	-6
Purchase of assets	110	1,246	113	76	2,108	2,208	163	873	118	331	2,612	4,735
Sale of assets	-34	-889	-91	-55	-385	-1,109	-1	-138	-56	-243	-567	-2,433
Maturity/settlement	-11	-1,005	-7	-15	-327	-576	-553	-292	-13	-22	-910	-1,910
Reclassifications	0	0	-20	0	0	723	0	0	0	5	-20	728
Transfers into Level 3	21	879	0	0	395	981	0	1	0	0	416	1,860
Transfers out of Level 3	-566	-459	0	0	-824	-534	0	0	-245	0	-1,635	-994
Exchange rate differences	0	-31	0	0	2	-9	-12	-9	10	-10	-1	-59
Changes in the composition of the group and other changes	0	0	0	0	2	0	1	2	0	-8	2	-6
Closing balance	180	848	293	286	4,718	3,499	3,149	3,547	740	938	9,081	9,118
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -92 million (2023: EUR 316 million) of unrealised gains and losses recognised in the statement of profit or loss.
2Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.
In 2024, transfers into and out of Level 3 of financial assets mandatorily at fair value mainly relate to (long term) reverse repurchase transactions for which the valuation being significantly impacted by unobservable inputs and no longer significantly impacted by unobservable inputs, respectively.
In 2024, the transfer out of Level 3 trading assets relate mostly to bonds and derivative instruments due to the valuation not being significantly impacted by unobservable input.
In 2023, transfers into and out of Level 3 of financial assets mandatorily at fair value mainly relate to (long term) reverse repurchase transactions for which the valuation being significantly impacted by unobservable inputs and no longer significantly impacted by unobservable inputs, respectively.
In 2023, the transfer into Level 3 trading assets is mainly driven by debt securities that are part of a structure transferred into level 3 due to market illiquidity which decreased observability for an input.

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Opening balance as at 1 January	382	229	301	449	47	54	729	732
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-129	224	-57	-151	0	-2	-185	72
Additions	28	53	110	72	0	18	138	142
Redemptions	-4	-102	-52	-53	0	-2	-56	-156
Maturity/settlement	-10	-13	-7	-16	-4	-1	-21	-30
Transfers into Level 3	6	40	0	0	2	32	8	72
Transfers out of Level 3	-19	-49	0	0	-30	-54	-49	-102
Exchange rate differences	0	0	0	0	0	0	0	0
Closing balance	253	382	296	301	16	47	564	729
1Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -185 million (31 December 2023: EUR 72 million) of unrealised gains and losses recognised in the statement of profit or loss.
In 2024, the transfers out of Level 3 mainly consisted of structured notes, measured as designated at fair value through profit or loss. The structured notes were transferred out of Level 3 as the valuation was no longer impacted by significantly unobservable inputs.
In 2023, financial liabilities transfers into and out of Level 3 mainly consisted of structured notes, measured as designated at fair value through profit or loss. The structured notes were transferred out of Level 3 as the valuation was no longer impacted by significantly unobservable inputs.
Recognition of unrealised gains and losses in Level 3
Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.
Level 3: Sensitivity analysis of unobservable inputs
Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the valuation methodology used for fair valued financial instruments.
In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio level across different product categories. Where the disclosure looks at individual Level 3 inputs, the actual valuation adjustments may also reflect the benefits of portfolio offsets.
This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Equity (equity derivatives, structured notes)	20	18	-14	-9
Interest rates (Rates derivatives, FX derivatives)	6	3	-1	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	23	45	-8	-54
Loans and advances	2	3	-3	-17
	50	69	-27	-80
Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Financial Assets
Loans and advances to banks	27,443	16,709	3,664	2,722			19,981	11,430	3,862	2,511	27,507	16,662
Loans and advances to customers	662,687	647,313	19,876	15,681			14,228	14,602	603,378	593,098	637,482	623,381
Securities at amortised cost	49,537	48,313			42,202	40,041	2,994	4,277	1,954	1,693	47,151	46,010
	739,666	712,335	23,540	18,403	42,202	40,041	37,204	30,308	609,194	597,302	712,140	686,053

Financial liabilities
Deposits from banks	20,496	23,257	4,242	3,764			12,078	15,066	3,837	3,968	20,157	22,799
Customer deposits	692,577	650,276	575,775	556,060			70,600	52,486	45,623	41,063	691,998	649,609
Debt securities in issue	141,175	124,670			74,190	62,197	36,811	42,606	31,214	20,450	142,215	125,253
Subordinated loans	15,933	15,401			15,948	15,050	241	311			16,189	15,361
	870,181	813,603	580,017	559,824	90,138	77,248	119,729	110,469	80,674	65,482	870,558	813,022
1 In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.
The aggregation of the fair values presented above does not represent, and should not be construed as representing, the underlying value of ING Group. These fair values were calculated for disclosure purposes only. The carrying amount of financial instruments presented in the above table includes, when applicable, the fair value hedge adjustment, this explains why (for these cases) the carrying amount approximates fair value.
Loans and advances to banks
For short term receivables from banks carrying amounts represent a reasonable estimate of the fair value. The fair value of long term receivables from banks is estimated by discounting expected future cash flows using a discount rate based on specific available market data, such as interest rates and appropriate spreads that reflects current credit risk or quoted bonds.
Loans and advances to customers
For short term loans carrying amounts represent a reasonable estimate of the fair value. The fair value of long term loans is estimated by discounting expected future cash flows using a discount rate that reflects current credit risk, current interest rates, and other current market conditions where applicable. The fair value of mortgage loans is estimated by taking into account prepayment behaviour. Loans with similar characteristics are aggregated for calculation purposes.
Securities at amortised cost
Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which includes consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Deposits from banks
For short term payables to banks carrying amounts represent a reasonable estimate of the fair value. The fair value of long term payables to banks is estimated by discounting expected future cash flows using a discount rate based on available market interest rates and appropriate spreads that reflects ING’s own credit risk.
Customer deposits
In the current interest rate environment there is significant embedded value in our on-demand deposits, therefore providing a natural hedge against the impact from rising rates on financial assets. However, for the purpose of this disclosure and in accordance with IFRS, the carrying amounts of deposits with an immediate on demand feature is presented as fair value.
The fair value of deposits with fixed contractual terms has been estimated based on discounting future cash flows using the interest rates currently applicable to deposits of similar maturities.
Debt securities in issue
The fair value of debt securities in issue is generally based on quoted market prices, or if not available, on estimated prices by discounting expected future cash flows using a current market interest rate and credit spreads applicable to the yield, credit quality and maturity.
Subordinated loans
The fair value of publicly traded subordinated loans are based on quoted market prices when available. Where no quoted market prices are available, fair value of the subordinated loans is estimated using discounted cash flows based on interest rates and credit spreads that apply to similar instruments.